Concentration of risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposit	$ 1,679,934	$ 3,507,217
CDIC insured limit	$ 1,326,797	$ 3,220,710
Revenue Benchmark [Member] | First Customer [Member]
Concentration Risk, Percentage	34.80%
Revenue Benchmark [Member] | Second Customer [Member]
Concentration Risk, Percentage	13.20%
Revenue Benchmark [Member] | China Guangfa Bank [Member]
Concentration Risk, Percentage		77.30%	76.70%
Accounts Receivable [Member] | First Customer [Member]
Concentration Risk, Percentage	50.80%	77.60%
Accounts Receivable [Member] | Second Customer [Member]
Concentration Risk, Percentage	19.90%	10.40%
Accounts Receivable [Member] | Third Customer [Member]
Concentration Risk, Percentage	10.90%
Total Purchases [Member] | First Vendor [Member]
Concentration Risk, Percentage	19.10%	16.00%	21.60%
Total Purchases [Member] | Second Vendors [Member]
Concentration Risk, Percentage	10.90%	13.10%	12.40%
Total Purchases [Member] | Third Vendor [Member]
Concentration Risk, Percentage		10.30%	11.20%
Accounts Payable [Member] | First Vendor [Member]
Concentration Risk, Percentage	38.70%	18.60%
Accounts Payable [Member] | Second Vendors [Member]
Concentration Risk, Percentage	22.10%	12.90%
Accounts Payable [Member] | Third Vendor [Member]
Concentration Risk, Percentage	14.70%	12.30%